Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
Schedule of Options Under the 2021 Shares Incentive Plan

A summary of the status of options under the 2021 Shares Incentive Plan as of June 30, 2026 and changes during the relevant period ended on that date is presented below:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
	(Unaudited)
Outstanding at December 31, 2025	4,605,544	$6.35	6.18
Exercised	693,253	6.18
Forfeited	55,313	7.24
Outstanding at June 30, 2026	3,856,978	$6.36	5.963
Exercisable at June 30, 2026	3,035,523	$5.76	5.686

Schedule of Status of RSUs and PSUs under the 2021 Share Incentive Plan

A summary of the status of RSUs and PSUs under the 2021 Share Incentive Plan as of June 30, 2026 and changes during the relevant period ended on that date is presented below:

	Number of RSUs and PSUs	Weighted - average fair value
	(Unaudited)
Unvested at December 31, 2025	8,019,347	$13.16
Granted	4,665,025	12.03
Vested	1,577,470	12.41
Forfeited	518,672	13.27
Unvested at June 30, 2026	10,588,230	$12.77

Schedule of Total Equity-Based Compensation Expense
d.	The total equity-based compensation expense related to all of the Company's equity-based awards recognized for the six months ended June 30, 2026 and 2025 was comprised as follows:

	Six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Cost of revenues	$1,349	$1,577
Research and development	10,612	4,532
Sales and marketing	6,692	6,438
General and administrative	10,980	5,040
	$29,633	$17,587

As of June 30, 2026, there were unrecognized compensation costs of $108,877, which are expected to be recognized over a weighted average period of approximately 2.63 years.